Other assets (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other assets
Unamortized fees on long-term debt	47	50
Contracted customer incentives	11	14
Long-term materials	11	10
Prepaid leases	10	11
Other	64	55
Total other assets	143	140